Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of equity method investment	$ 11,019,619		$ 3,896,474
Goodwill impairment	148,279,473
Advance from customers	748,296		778,125
Underpayment of taxes	$ (14,537)	¥ 100,000
Value added tax for service percent	6.00%	6.00%
Value added tax rate for product percentage	13.00%	13.00%
Maximum limited amount	$ 76,500	¥ 500,000
Current liabilities	7,625,158
Accumulated deficit	907,539,304
Net loss	(896,677,759)		$ (10,543,363)
Mainland China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 8,933,208